Investment in crypto assets-Bitcoin, Reconciliation of Fair Value of Company's Investment in Crypto Assets - Bitcoin (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Crypto Asset [Roll Forward]
Change in fair value of crypto assets-Bitcoin	$ (1,275,186)	$ 0
Ending balance	2,576,214
Bitcoin [Member]
Crypto Asset [Roll Forward]
Beginning balance	3,851,400
Change in fair value of crypto assets-Bitcoin	(1,275,186)
Ending balance	$ 2,576,214